Employee numbers and costs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee
Employee numbers and costs
Monthly average number of persons employed | employee	7	8	6
Wages and salaries	$ 3,040	$ 2,288	$ 1,528
Social security and other employer costs	234	252	67
Share based payments	941	1,120	120
Short term benefits	$ 4,215	$ 3,660	$ 1,715
Executive
Employee numbers and costs
Monthly average number of persons employed | employee	2	1	2
Key management personnel
Employee numbers and costs
Monthly average number of persons employed | employee	5	7	4